Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Holger Boerner (Co-Portfolio Manager) has managed the fund since 2025.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Holger Boerner is Co-Portfolio Manager of Fidelity® Stock Selector Large Cap Value Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Boerner has worked as a sector leader and portfolio manager.
Matthew Reed is Co-Portfolio Manager of Fidelity® Stock Selector Large Cap Value Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off Fidelity® Stock Selector Large Cap Value Fund.
ALCV-PSTK-1125-133 1.847519.133	November 18, 2025
Supplement to the
Fidelity® Series All-Sector Equity Fund
April 1, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Holger Boerner (Co-Portfolio Manager) has managed the fund since 2025.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
Evan Zehnal (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Holger Boerner is Co-Portfolio Manager of Fidelity® Series All-Sector Equity Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Boerner has worked as a sector leader and portfolio manager.
Matthew Reed is Co-Portfolio Manager of Fidelity® Series All-Sector Equity Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
Evan Zehnal is Co-Portfolio Manager of Fidelity® Series All-Sector Equity Fund, which he has managed since 2025. Since joining Fidelity Investments in 2020, Mr. Zehnal has worked as a research analyst and portfolio manager.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off Fidelity® Series All-Sector Equity Fund.
DLF-PSTK-1125-127 1.882075.127	November 18, 2025
Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
April 1, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Holger Boerner (Co-Portfolio Manager) has managed the fund since 2025.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Holger Boerner is Co-Portfolio Manager of Fidelity® Stock Selector Large Cap Value Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Boerner has worked as a sector leader and portfolio manager.
Matthew Reed is Co-Portfolio Manager of Fidelity® Stock Selector Large Cap Value Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off Fidelity® Stock Selector Large Cap Value Fund.
LCV-PSTK-1125-114 1.918632.114	November 18, 2025
Supplement to the
Fidelity® Series Stock Selector Large Cap Value Fund
April 1, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Holger Boerner (Co-Portfolio Manager) has managed the fund since 2025.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Holger Boerner is Co-Portfolio Manager of Fidelity® Series Stock Selector Large Cap Value Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Boerner has worked as a sector leader and portfolio manager.
Matthew Reed is Co-Portfolio Manager of Fidelity® Series Stock Selector Large Cap Value Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Reed has worked as a research analyst and portfolio manager.
It is expected that on or about January 31, 2026, Mr. Sorel will transition off Fidelity® Series Stock Selector Large Cap Value Fund.
LDT-PSTK-1125-109 1.962372.109	November 18, 2025